Contingencies, commitments and restrictions on the distribution of profits - AAP Concession Agreement and Armenian Concession Agreement (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2021 USD ($) item	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)
Schedule Of Commitment [Line Items]
Borrowing	$ 1,439,603	$ 1,344,817	$ 1,208,344
Capital Expenditure	$ 91,741	$ 138,043
Armenia | AIA
Schedule Of Commitment [Line Items]
Concession agreement, extension period	5 years
Number of phases of construction of new terminal | item	3
Number of completed phases | item	2
Exercise period for refusal of performance	30 days
Period during which master plan to be submitted to government	5 years
Extended period covered in the updated master plan	30 years
Capital Expenditure	$ 9,500